ACCEL NETWORKS LLC Schedule of Cash and Contingent Consideration (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 18, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Cash consideration		$ (9,471)	$ 0	$ 0
Accel Networks LLC [Member]
Business Acquisition [Line Items]
Cash consideration	$ 9,471
Contingent Consideration	753
Business Combination, Consideration Transferred	$ 10,224